Financial assets and liabilities - Carrying value and fair value of the related party and other borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Amount drawn	$ 3,762	$ 3,630
Deferred debt issuance costs and premium	(28)	(38)
Net borrowings	3,734	3,592
Fair Value	84	57
Not at fair value
Disclosure of detailed information about borrowings [line items]
Amount drawn	3,354	3,303
Deferred debt issuance costs and premium	(28)	(38)
Net borrowings	3,326	3,265
Not at fair value | Loan Notes
Disclosure of detailed information about borrowings [line items]
Amount drawn	3,300
Deferred debt issuance costs and premium	(23)
Net borrowings	3,277
Not at fair value | Related party borrowings
Disclosure of detailed information about borrowings [line items]
Amount drawn		3,263
Deferred debt issuance costs and premium		(32)
Net borrowings		3,231
Not at fair value | Global Asset Based Loan Facility And Other Borrowings
Disclosure of detailed information about borrowings [line items]
Amount drawn	54	40
Deferred debt issuance costs and premium	(5)	(6)
Net borrowings	49	34
Fair value
Disclosure of detailed information about borrowings [line items]
Fair Value	2,939	2,742
Fair value | Loan Notes
Disclosure of detailed information about borrowings [line items]
Fair Value	2,885
Fair value | Related party borrowings
Disclosure of detailed information about borrowings [line items]
Fair Value		2,702
Fair value | Global Asset Based Loan Facility And Other Borrowings
Disclosure of detailed information about borrowings [line items]
Fair Value	$ 54	$ 40